Impairment - Significant Assumptions Used in Value in Use Calculations (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LINE business and portal CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate		10.30%	11.70%
Terminal growth rate		1.60%	1.10%
Core business [member] | Core business CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	11.60%
Terminal growth rate	1.30%
Strategic business [member] | Friends business CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	11.20%
Terminal growth rate	2.30%
Strategic business [member] | Fintech business CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	11.80%
Terminal growth rate	1.60%
Strategic business [member] | E-Commerce business CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	11.00%
Terminal growth rate	1.70%
Strategic business [member] | AI business CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	11.50%
Terminal growth rate	1.70%